Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2013
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMARX
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMACX
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAYX
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TARBX